SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2018
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NOTE 1	-	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The financial statements were prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP").

A.	Company

Ituran Location and Control Ltd. (the “Company”) commenced operations in 1994.  The Company and its subsidiaries (the “Group”) are engaged in the provision of location-based services and machine-to-machine wireless communications products for use in stolen vehicle recovery, fleet management and other applications.

B.	Basis of presentation

The accompanying condensed consolidated financial statements and related notes should be read in conjunction with our consolidated financial statements and related notes contained in our Annual Report on Form 20-F for the fiscal year ended December 31, 2017 (“fiscal 2017”).  The condensed consolidated interim financial statements have been prepared in accordance with the rules and regulations of the Securities and Exchange Commission (“SEC”) related to interim financial statements.  Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) have been condensed or omitted pursuant to such rules and regulations. The financial information contained herein is unaudited; however, management believes all adjustments have been made that are necessary to present fairly the results for the interim periods.  All such adjustments are of a normal and recurring nature. Certain reclassifications from the prior year presentation have been made to conform to the current period presentation.

Results of operations for the six and three month periods ended June 30, 2018 are not necessarily indicative of the operating results that may be expected for the year ending December 31, 2018.

The consolidated balance sheet as of December 31, 2017 was derived from the audited financial statements at that date but does not include all of the information and notes required by accounting principles generally accepted in the United States of America for complete financial statements.

C.	Significant accounting policies

Other than described in paragraph E below, there have been no changes in the Company’s significant accounting policies that were disclosed in the Annual Report on Form 20-F for the fiscal year ended December 31, 2017. See our Annual Report on Form 20-F for the year ended December 31, 2017, for a discussion of significant accounting policies and estimates.

D.	Stock-based compensation

The Company measures and recognizes compensation expense for cash bonuses to senior employees.  The cash grant described as "Excess Return Cash Incentive" for certain senior employees, in effect for calendar years 2017-2020 and which is based on the company's Stock Yield as compared to the Russell 2000 Index's Yield, is considered as based, or partly based, on the price of the Company’s shares and accordingly, was accounted for in accordance with ASC 718 -30, "Compensation-Stock Compensation - Awards Classified as Liabilities". The Company determined that the cash bonus for each of the years 2017-2020, represent separate award with a 1-year requisite service period each.

Accordingly, the awards are measured at the grant date at their fair value and remeasured at the end of each reporting period through settlement, with changes in the fair value recognized as compensation cost over the requisite service period. The compensation expense for each of the years is recognized on a separate basis during the respective requisite service period of each year.

The fair value of the award is estimated using the Monte-Carlo-pricing model. The effect of market conditions is reflected in the fair value measurements.

The following data and assumptions were used for the measurement at June 30, 2018:

Risk free rates: (*)
Annual rate (%)	0.14
Daily rate (%)	0.00058

Standard deviation:
Russell 2000 daily yields volatility (%)	1.004
The Company common stock daily yields volatility (%)	1.498

Number of iteration	50,000

(*)	The risk free rates used in the model are the risk free rates for 0.50 years non linked deposits, taken from "Mirvah Hogen" data base for June 2018.

The total fair value estimation of the cash incentive valuation was approximately US$ 82 thousand.

During the six month period ended June 30, 2018, the Company recorded expenses in the amount of US$ 43 thousand.

E.	Recently issued accounting pronouncements

Accounting Standard Update 2014-09, “Revenue from Contracts with Customers”

Commencing January 1, 2018 the Company adopted Accounting Standard Update 2014-09, Revenue from Contracts with Customers (Topic 606) ("ASU 2014-09").

ASU 2014-09 outlines a single comprehensive model to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. ASU 2014-09 also requires entities to disclose sufficient information, both quantitative and qualitative, to enable users of financial statements to understand the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers.

 An entity should apply the amendments in ASU 2014-09 using one of the following two methods: 1. Retrospectively to each prior reporting period presented with a possibility to elect certain practical expedients, or, 2. Retrospectively with the cumulative effect of initially applying ASU 2014-09 recognized at the date of initial application. If an entity elects the latter transition method, it also should provide certain additional disclosures.

In accordance with an amendment to ASU 2014-09, introduced by Accounting Standard 2015-14, “Revenue from contracts with Customers – Deferral of the Effective Date”, for a public entity, the amendments in ASU 2014-09 became effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period (the first quarter of fiscal year 2018 for the Company).

The Company has established a process of evaluation of the impact of ASU 2014-09 on its revenue streams and selling contracts and transactions, if any, and on its financial reporting and disclosures, business processes, systems and controls. In such evaluation, management has considered, among other things, the opinion of third party professional accounting advisors.

Based on its evaluation, management concluded that the standard did not have significant effect on the timing of recognizing revenues from SVR services subscription fees, as such services are recognized monthly, or on the timing of recognizing revenues from sales of wireless communications products. However, the standard affected the timing of revenues from certain warranty services related to wireless communications products that the Company provides for periods beyond the period required by law (i.e. one year). Under the previous GAAP, such revenues were regarded as standard warranties as they are not separately priced and the company’s business practice is to provide a three-year warranty as a standard to certain customers.

Under the new guidance, the warranty services exceeding one year are considered as a separate performance obligation (‘a service-type warranty’) and a portion of the transaction price, is allocated to such service, based on the standalone selling price of the warranty. The total amount of revenue recognized from these contracts will not change. However, the revenue allocated to the warranty services is deferred and recognized over the related warranty period on a straight-line basis.

As a result of the above change the company recorded deferred revenues related to the service type warranty as a cumulative adjustment to retained earnings in an amount of approximately US$3 million (net of tax) as of January 1, 2018.

In addition, management has determined that the previous accounting treatment of deferred installation expenses, prepaid and similar expenses will not change significantly, as such expenses are considered under the new guidance as incremental costs of obtaining contracts which are expected to be recovered, Accordingly, they are accounted for as an asset as before.

Accounting Standards Update 2016-02, "Leases"

In February, 2016, the FASB issued its new lease accounting guidance in Accounting Standards Update (ASU) No. 2016-02, Leases (Topic 842).

Under the new guidance, lessees will be required to recognize the following for all leases (with the exception of short-term leases) at the commencement date: 1. A lease liability, which is a lessee‘s obligation to make lease payments arising from a lease, measured on a discounted basis; and, 2. A right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term.

Under the new guidance, lessor accounting is largely unchanged. Certain targeted improvements were made to align, where necessary, lessor accounting with the lessee accounting model and Topic 606, Revenue from Contracts with Customers. The new lease guidance simplified the accounting for sale and leaseback transactions primarily because lessees must recognize lease assets and lease liabilities. Lessees will no longer be provided with a source of off-balance sheet financing.

Public business entities should apply the amendments in ASU 2016-02 for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years (i.e., January 1, 2019, for a calendar year Company). Early application is permitted for all public business entities upon issuance.

Lessees (for capital and operating leases) and lessors (for sales-type, direct financing, and operating leases) must apply a modified retrospective transition approach for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements. The modified retrospective approach would not require any transition accounting for leases that expired before the earliest comparative period presented. Lessees and lessors may not apply a full retrospective transition approach.

The Company is in the process of assessing the impact, if any, of ASU 2016-02 on its consolidated financial statements.

Accounting Standards Update No. 2017-04, “Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment”

In January 2017, the FASB issued ASU No. 2017-04, Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment ("ASU 2017-04").

ASU 2017-04 eliminate Step 2 from the goodwill impairment test, to simplify the subsequent measurement of goodwill. In accordance with the new guidance, the annual, or interim, goodwill impairment test is performed by comparing the fair value of a reporting unit with its carrying amount. An impairment charge should be recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit. In addition, income tax effects from any tax deductible goodwill on the carrying amount of the reporting unit should be considered when measuring the goodwill impairment loss, if applicable.

The amendments also eliminate the requirements for any reporting unit with a zero or negative carrying amount to perform a qualitative assessment and, if it fails that qualitative test, to perform Step 2 of the goodwill impairment test. An entity still has the option to perform the qualitative assessment for a reporting unit to determine if the quantitative impairment test is necessary.

The amendments should be applied on a prospective basis. The nature of and reason for the change in accounting principle should be disclosed upon transition.

A public business entity that is a U.S. Securities and Exchange Commission (SEC) filer should adopt the amendments for its annual or any interim goodwill impairment tests in fiscal years beginning after December 15, 2019.

Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017.

Management does not believe that the provisions of ASU 2017-04 will have a significant effect on its consolidated financial statements.

Accounting Standards Update No. 2016-13, “Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments”

In June 2016, The FASB has issued Accounting Standards Update (ASU) No. 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”).

The ASU is intended to improve financial reporting by requiring timelier recording of credit losses on loans and other financial instruments held by financial institutions and other organizations.

ASU 2016-13 requires the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. Financial institutions and other organizations will now use forward-looking information to better inform their credit loss estimates.

Many of the loss estimation techniques applied today will still be permitted, although the inputs to those techniques will change to reflect the full amount of expected credit losses. Organizations will continue to use judgment to determine which loss estimation method is appropriate for their circumstances.

ASU 2016-13 requires enhanced disclosures to help investors and other financial statement users better understand significant estimates and judgments used in estimating credit losses, as well as the credit quality and underwriting standards of an organization’s portfolio. These disclosures include qualitative and quantitative requirements that provide additional information about the amounts recorded in the financial statements.

In addition, ASU 2016-13 amends the accounting for credit losses on available-for-sale debt securities and purchased financial assets with credit deterioration.

ASU 2016-13 is effective for SEC filers for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019 (i.e., January 1, 2020, for calendar year entities).

Early application will be permitted for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018.

The Company is in the process of assessing the impact, if any, of ASU 2016-13 on its consolidated financial statements.

Accounting Standards Update 2017-12 “Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities”

In August 2017, the FASB issued ASC Update 2017-12, “Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities. (ASU 2017-12)”

ASU 2017-12, amends the hedge accounting recognition and presentation requirements in ASC 815 in order to (1) improve the transparency and understandability of information conveyed to financial statement users about an entity’s risk management activities by better aligning the entity’s financial reporting for hedging relationships with those risk management activities and (2) reduce the complexity of and simplify the application of hedge accounting by preparers.

ASU 2017-12 eliminates the concept of separately recognizing periodic hedge ineffectiveness for cash flow and net investment hedges. Accordingly, the impact of both the effective and ineffective components of a hedging relationship will be recognized in the same financial reporting period and in the same income statement line item. Also, the guidance in ASU 2017-12 includes certain targeted improvements to existing guidance on quantitative and qualitative assessments of initial and ongoing hedge effectiveness.

The transition guidance in ASU 2017-12 requires an entity to apply the amendments using a modified retrospective approach to hedging relationships that exist as of the date of adoption by recording a cumulative-effect adjustment to the opening balance of retained earnings as of the most recent period presented. Entities must apply the new and modified disclosure requirements prospectively from the date of adoption.

For public business entities, the guidance in ASU 2017-12 is effective for fiscal years beginning after December 15, 2018 and for interim periods within those fiscal years. For all other entities, the guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within fiscal years beginning after December 15, 2020. Early application of the guidance is permitted, including in an interim reporting period. If adopting the guidance in an interim reporting period, an entity must reflect the effect of the adoption as of the beginning of the fiscal year that includes the interim reporting period in which the guidance is adopted.

The Company is evaluating the impact of the amendments on its consolidated financial statements.

F.      Reclassified Amounts

Certain prior year amounts have been reclassified for consistency with the current year presentation. These reclassifications did not have material effect on the reported results of operations, shareholder’s deficit or cash flows.